Changes in Number of Shares and Aggregate Amount of Preferred Stock (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Class of Stock [Line Items]
Balance at beginning of fiscal year		¥ 6,621,371	¥ 5,857,095
Balance at end of fiscal year		¥ 8,189,844	¥ 6,621,371	¥ 5,857,095
Preferred stock
Class of Stock [Line Items]
Issued at beginning of year		914,752,000	951,442,000	951,442,000
Net change			(36,690,000)
Issued at end of year		914,752,000	914,752,000	951,442,000
Balance at beginning of fiscal year		¥ 312,651	¥ 377,354	¥ 410,368
Balance at end of fiscal year		¥ 213,121	¥ 312,651	¥ 377,354
Preferred stock | Eleventh series class XI preferred stock
Class of Stock [Line Items]
Issued at beginning of year	[1]	914,752,000	914,752,000	914,752,000
Net change	[1]
Issued at end of year	[1]	914,752,000	914,752,000	914,752,000
Preferred stock | Thirteenth series class XIII preferred stock
Class of Stock [Line Items]
Issued at beginning of year			36,690,000	36,690,000
Net change			(36,690,000)
Issued at end of year				36,690,000
Preferred stock | Stock Issued
Class of Stock [Line Items]
Balance at beginning of fiscal year		¥ 914,752	¥ 951,442	¥ 951,442
Net change			(36,690)
Balance at end of fiscal year		¥ 914,752	914,752	¥ 951,442
Preferred stock | Stock Issued | Eleventh series class XI preferred stock
Class of Stock [Line Items]
Balance at beginning of fiscal year	[1]	¥ 914,752	¥ 914,752	¥ 914,752
Net change	[1]
Balance at end of fiscal year	[1]	¥ 914,752	¥ 914,752	¥ 914,752
Preferred stock | Stock Issued | Thirteenth series class XIII preferred stock
Class of Stock [Line Items]
Balance at beginning of fiscal year			36,690	¥ 36,690
Net change			¥ (36,690)
Balance at end of fiscal year				¥ 36,690

[1]	The aggregate amount and number of issued shares include the preferred stock in treasury which has been converted to common stock but not yet cancelled.